UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001005007

Morgan Stanley Bank of America Merrill Lynch Trust 2025-C35
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0002067195

Central Index Key Number of underwriter (if applicable): Not applicable

Leland F. Bunch, III (646) 855-3953

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated July 10, 2025, obtained by the depositor, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

Attached as Exhibit 2 hereto is an underwriting information comparison agreed-upon procedures report, dated July 10, 2025, obtained by the depositor, with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 10, 2025	BANC OF AMERICA MERRILL LYNCH COMMERCIAL MORTGAGE INC.

	By:	/s/ Leland F. Bunch, III
		Name:	Leland F. Bunch, III
		Title:	Chief Executive Officer & President
(senior officer in charge of securitization of the depositor)

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated July 10, 2025, of Deloitte & Touche LLP.

Exhibit 2	Underwriting information comparison agreed-upon procedures report, dated July 10, 2025, of Ernst & Young LLP.